Parent Company Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information [Text Block]

Note 28 – Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2013	2012
Assets:
Cash	$81,271	$20,421
Interest-bearing cash	15,800	80,000
Securities available-for-sale	1,643	6,346
Notes receivable	3,610	3,700
Allowance for loan losses	(925)	(1,850)
Investments in subsidiaries:
Bank	3,040,499	3,161,926
Non-bank	18,044	17,818
Other assets	207,498	217,934
Total assets	$3,367,440	$3,506,295
Liabilities and equity:
Other short-term borrowings	$-	$27,200
Accrued employee benefits and other liabilities	158,091	128,655
Term borrowings	708,598	841,234
Total liabilities	866,689	997,089
Total equity	2,500,751	2,509,206
Total liabilities and equity	$3,367,440	$3,506,295

Statements of Income	Year Ended December 31
(Dollars in thousands)	2013	2012	2011
Dividend income:
Bank	$180,000	$100,000	$100,000
Non-bank	957	390	907
Total dividend income	180,957	100,390	100,907
Interest income	125	329	176
Other income	3,468	1,050	6,392
Total income	184,550	101,769	107,475
Provision/(provision credit) for loan losses	(925)	(1,850)	2,877
Interest expense:
Short-term debt	20	50	283
Term borrowings	24,058	24,365	22,626
Total interest expense	24,078	24,415	22,909
Compensation, employee benefits and other expense	37,490	40,286	36,053
Total expense	60,643	62,851	61,839
Income/(loss) before income taxes	123,907	38,918	45,636
Income tax benefit	(20,897)	(23,653)	(21,127)
Income/(loss) before equity in undistributed net income of subsidiaries	144,804	62,571	66,763
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(114,902)	(90,769)	64,113
Non-bank	(300)	439	320
Net income/(loss) attributable to the controlling interest	$29,602	$(27,759)	$131,196

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2013	2012	2011
Operating activities:
Net income/(loss)	$29,602	$(27,759)	$131,196
Less undistributed net loss of subsidiaries	(115,202)	(90,330)	64,433
Income/(loss) before undistributed net income of subsidiaries	144,804	62,571	66,763
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(1,314)	(2,335)	4,396
Loss on securities	(2,182)	-	-
Stock-based compensation expense	16,144	16,201	12,996
Net (increase)/decrease in interest receivable and other assets	(4,959)	(14,945)	(12,999)
Net (decrease)/increase in interest payable and other liabilities	8,626	1,599	(7,993)
Total adjustments	16,315	520	(3,600)
Net cash provided/(used) by operating activities	161,119	63,091	63,163
Investing activities:
Securities:
Sales and prepayments	599	512	699
Purchases	(120)	(180)	(149)
Premises and equipment:
Purchases	(63)	(225)	-
Decrease/(increase) in interest-bearing cash	64,200	85,000	(52,104)
Return on investment in subsidiary	90	-	2,170
Net cash provided/(used) by investing activities	64,706	85,107	(49,384)
Financing activities:
Preferred stock:
Proceeds from issuance of preferred stock	95,624	-	-
Cash dividends	(4,288)	-	-
Common stock:
Repurchase of common stock warrants - CPP	-	-	(79,700)
Exercise of stock options	651	144	-
Cash dividends	(38,229)	(10,066)	(7,944)
Repurchase of shares	(91,533)	(133,757)	(45,111)
Term borrowings:
Repayment of term borrowings	(100,000)	-	(103,093)
Increase/(decrease) in short-term borrowings	(27,200)	(900)	23,300
Repayment of advance from subsidiary	-	-	(3,700)
Other	-	(14)	(2)
Net cash (used)/provided by financing activities	(164,975)	(144,593)	(216,250)
Net increase/(decrease) in cash and cash equivalents	60,850	3,605	(202,471)
Cash and cash equivalents at beginning of year	20,421	16,816	219,287
Cash and cash equivalents at end of year	$81,271	$20,421	$16,816
Total interest paid	$24,102	$23,858	$26,517
Total income taxes paid	31,075	10,671	4,998